Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023
Impairment losses
Goodwill	€ 24,956	€ 27,615
Germany
Impairment losses
Goodwill	20,335	20,335
Italy
Impairment losses
Goodwill		2,481
Other
Impairment losses
Goodwill	€ 4,621	€ 4,799